Revenues - Geographics (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 4,436	€ 7,121	€ 15,051	€ 17,435
EMEA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,585	2,935	7,901	9,757
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,231	1,546	3,606	4,284
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	399	397	1,039	2,146
Sweden
Disclosure of geographical areas [line items]
Revenue from contracts with customers	102	46	318	209
Others-EMEA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	853	946	2,938	3,118
Asia Pacific
Disclosure of geographical areas [line items]
Revenue from contracts with customers	433	2,269	1,863	3,486
Indonesia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	7	1,758	55	1,784
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	242	132	734	460
South Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	135	361	481	667
Others-Asia Pacific
Disclosure of geographical areas [line items]
Revenue from contracts with customers	49	18	593	575
Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,418	1,917	5,287	4,192
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,289	1,871	5,096	4,125
Others-Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 129	€ 46	€ 191	€ 67